united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive Suite 400 Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts LLC

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant's telephone number, including area code: 405.778.8377

Date of fiscal year end: 11/30

Date of reporting period: 5/31/24

ITEM 1. REPORTS TO SHAREHOLDERS.

EXCHANGE LISTED FUNDS TRUST

BANCREEK INTERNATIONAL LARGE CAP ETF (BCIL)

BANCREEK U.S. LARGE CAP ETF (BCUS)

Semi-Annual Report

May 31, 2024

(Unaudited)

BANCREEK ETFs	May 31, 2024
TABLE OF CONTENTS

Bancreek International Large Cap ETF
Schedule of Investments	1

Bancreek U.S. Large Cap ETF
Schedule of Investments	5

Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Expense Example	20
Board Consideration of Initial Approval of Investment Advisory Agreements	22

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.bancreekETFs.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. The Bancreek International Large Cap ETF and the Bancreek U.S. Large Cap ETF are each classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

BANCREEK INTERNATIONAL LARGE CAP ETF	May 31, 2024
SCHEDULE OF INVESTMENTS (Unaudited)

	Shares	Fair Value
Common Stocks — 99.5%

Australia — 5.1%
Communications — 2.5%
Telstra Group Ltd.	21,910	$50,562

Consumer Discretionary — 2.6%
JB Hi-Fi Ltd.	1,375	53,248

Total Australia		103,810

Canada — 27.9%
Consumer Staples — 12.5%
Dollarama, Inc.	960	90,849
Loblaw Companies Ltd.	711	82,567
Metro, Inc.	1,481	78,909
		252,325
Industrials — 7.5%
Stantec, Inc.	965	77,871
WSP Global, Inc.	500	75,194
		153,065
Technology — 7.9%
CGI, Inc.(a)	744	73,459
Constellation Software, Inc.	31	86,214
		159,673
Total Canada		565,063

Denmark — 4.1%
Health Care — 4.1%
Novo Nordisk A/S	611	82,463

Total Denmark		82,463

France — 7.7%
Consumer Discretionary — 3.6%
LVMH Moet Hennessy Louis Vuitton S.E.	91	72,601

Consumer Staples — 4.1%
L’Oreal S.A.	169	82,945

Total France		155,546

Germany — 7.0%
Communications — 4.1%
Deutsche Telekom A.G.	3,415	82,636

Health Care — 2.9%
Merck KGaA	320	57,841

Total Germany		140,477
	Shares	Fair Value
Common Stocks (Continued)

Netherlands — 7.5%
Materials — 3.6%
IMCD N.V.	482	$72,942

Technology — 3.9%
Wolters Kluwer N.V.	504	79,910

Total Netherlands		152,852

New Zealand — 3.6%
Communications — 3.6%
Spark New Zealand Ltd.	28,699	73,617

Total New Zealand		73,617

Norway — 3.7%
Consumer Staples — 3.7%
Europris ASA	11,394	75,786

Total Norway		75,786

Singapore — 3.9%
Consumer Staples — 3.9%
Sheng Siong Group Ltd.	71,160	78,441

Total Singapore		78,441

Sweden — 4.2%
Industrials — 4.2%
Atlas Copco A.B.	5,124	84,408

Total Sweden		84,408

Switzerland — 12.1%
Communications — 2.6%
Swisscom A.G.	95	52,462

Consumer Discretionary — 4.1%
Geberit A.G.	135	82,363

Health Care — 4.1%
Novartis AG	808	83,447

Materials — 1.3%
Sika A.G.	87	26,318

Total Switzerland		244,590

See accompanying notes to financial statements.

BANCREEK INTERNATIONAL LARGE CAP ETF	May 31, 2024
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Shares	Fair Value
Common Stocks (Continued)

United Kingdom — 12.7%
Health Care — 4.3%
AstraZeneca PLC	567	$88,000

Industrials — 4.4%
Diploma plc	1,723	89,767

Technology — 4.0%
RELX PLC	1,848	80,374

Total United Kingdom		258,141

TOTAL COMMON STOCKS
(Cost $1,988,352)		2,015,194

Total Investments — 99.5%
(Cost $1,988,352)		2,015,194

Other Assets in Excess of Liabilities — 0.5%		10,226

NET ASSETS — 100.0%		$2,025,420

PLC	Public Limited Company

N.V.	Naamioze Vennootschap

(a)	Non-income producing security.

See accompanying notes to financial statements.

BANCREEK INTERNATIONAL LARGE CAP ETF	May 31, 2024
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Security Type/Sector	% of Net Assets
Common Stocks
Consumer Staples	24.2%
Industrials	16.1%
Technology	15.8%
Health Care	15.4%
Communications	12.8%
Consumer Discretionary	10.3%
Materials	4.9%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

BANCREEK INTERNATIONAL LARGE CAP ETF	May 31, 2024
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Diversification of Assets	% of Net Assets
Country
Canada	27.9%
United Kingdom	12.7%
Switzerland	12.1%
France	7.7%
Netherlands	7.5%
Germany	7.0%
Australia	5.1%
Sweden	4.2%
Denmark	4.1%
Singapore	3.9%
Norway	3.7%
New Zealand	3.6%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Nets Assets	100.0%

BANCREEK U.S. LARGE CAP ETF	May 31, 2024
SCHEDULE OF INVESTMENTS (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.8%

Communications — 2.2%
Alphabet, Inc., Class A	4,561	$786,773

Consumer Discretionary — 9.0%
AutoZone, Inc.	227	628,776
Copart, Inc.	13,111	695,670
O’Reilly Automotive, Inc.	1,078	1,038,394
Tractor Supply Company	2,714	774,277
		3,137,117
Consumer Staples — 4.0%
Hershey Company (The)	6,979	1,380,656

Energy — 2.1%
Murphy USA, Inc.	1,660	728,325

Financials — 11.5%
Arthur J Gallagher & Company	2,660	673,858
Brown & Brown, Inc.	11,137	996,873
HOULIHAN LOKEY, INC.	5,446	737,116
Marsh & McLennan Companies, Inc.	6,627	1,375,633
Nasdaq, Inc.	3,740	220,772
		4,004,252
Health Care — 8.4%
AbbVie, Inc.	4,150	669,146
Agilent Technologies, Inc.	4,669	608,884
Danaher Corporation	5,447	1,398,790
Mettler-Toledo International, Inc.	171	240,099
		2,916,919
Industrials — 40.9%+
CBIZ, Inc.	18,801	1,425,492
Comfort Systems USA, Inc.	708	231,757
CSW Industrials, Inc.	1,972	501,401
Eaton Corporation PLC	4,753	1,582,036
Fastenal Company	9,663	637,565
Hubbell, Inc.	3,601	1,400,393
Lincoln Electric Holdings, Inc.	5,694	1,118,074
Mueller Industries, Inc.	3,975	234,167
Old Dominion Freight Line, Inc.	5,510	965,628
Quanta Services, Inc.	5,845	1,612,869
Republic Services, Inc.	7,444	1,378,554
Trane Technologies PLC	2,502	819,305
Waste Management, Inc.	1,110	233,910
Watsco, Inc.	1,625	771,713
WW Grainger, Inc.	1,460	1,345,331
		14,258,195
Materials — 3.8%
Linde plc	3,049	1,327,900
	Shares	Fair Value
COMMON STOCKS (Continued)

Technology — 17.9%
Accenture PLC, Class A	1,830	$516,591
Apple, Inc.	7,327	1,408,616
Broadcom, Inc.	1,088	1,445,462
Microsoft Corporation	3,323	1,379,477
Motorola Solutions, Inc.	4,027	1,469,492
		6,219,638

TOTAL COMMON STOCKS (Cost $32,624,017)		34,759,775

Total Investments — 99.8% (Cost $32,624,017)		34,759,775

Other Assets in Excess of Liabilities — 0.2%		62,240

NET ASSETS — 100.0%		$34,822,015

PLC	Public Limited Company

+	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

See accompanying notes to financial statements.

BANCREEK U.S. LARGE CAP ETF	May 31, 2024
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

Security Type/Sector	% of Net Assets
Common Stocks
Industrials	40.9%
Technology	17.9%
Financials	11.5%
Consumer Discretionary	9.0%
Health Care	8.4%
Consumer Staples	4.0%
Materials	3.8%
Communications	2.2%
Energy	2.1%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

BANCREEK ETFs	May 31, 2024
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

	Bancreek
	International	Bancreek U.S.
	Large Cap ETF	Large Cap ETF
Assets
Investments, At cost	$1,988,352	$32,624,017
Investments, At value	$2,015,194	$34,759,775
Cash	7,381	59,273
Foreign cash (Cost - $943 and $0, respectively)	941	—
Dividends and interest receivable	2,302	23,358
Foreign tax reclaim receivable	962	—
Total Assets	2,026,780	34,842,406

Liabilities
Accrued advisory fees	1,360	20,391
Total Liabilities	1,360	20,391

Net Assets	$2,025,420	$34,822,015

Net Assets consist of:
Paid-in capital	1,985,951	32,196,661
Accumulated earnings	39,469	2,625,354
Net Assets	$2,025,420	$34,822,015

Shares outstanding (unlimited number of shares authorized, no par value)	80,000	1,240,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$25.32	$28.08

See accompanying notes to financial statements.

BANCREEK ETFs	For the Period Ended
STATEMENTS OF OPERATIONS (Unaudited)	May 31, 2024

	Bancreek
	International	Bancreek U.S.
	Large Cap ETF (a)	Large Cap ETF (b)
Investment Income
Dividend income	$17,389	$109,208
Less foreign taxes withheld	(1,903)	—
Interest income	58	932
Total investment income	15,544	110,140

Expenses
Investment adviser fees	2,890	85,751
Total expenses	2,890	85,751
(Less) expenses waived by adviser	(321)	(10,719)
Net operating expenses	2,569	75,032
Net Investment Income	12,975	35,108

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investments	(578)	(102,854)
Foreign currency transactions	191	—
Redemptions in-kind	—	578,451
	(387)	475,597
Net Change in Unrealized:
Investments	26,842	2,135,758
Foreign currency translations	39	—
	26,881	2,135,758
Net Realized and Unrealized Gain on Investments	26,494	2,611,355

Net Increase in Net Assets Resulting From Operations	$39,469	$2,646,463

(a)	For the period March 20, 2024 (commencement of operations) to May 31, 2024.

(b)	For the period December 20, 2023 (commencement of operations) to May 31, 2024.

See accompanying notes to financial statements.

BANCREEK ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Bancreek
	International	Bancreek U.S.
	Large Cap ETF	Large Cap ETF
	Period Ended	Period Ended
	May 31, 2024(a)	May 31, 2024(b)
	(Unaudited)	(Unaudited)
Operations
Net investment income	$12,975	$35,108
Net realized gain (loss) from investment transactions	(387)	475,597
Net change in unrealized gain (loss) of investment transactions	26,881	2,135,758
Net Increase in Net Assets Resulting From Operations	39,469	2,646,463

Distributions to Shareholders	—	(21,109)

Capital Share Transactions
Proceeds from shares sold	1,985,951	37,270,171
Cost of shares redeemed	—	(5,073,510)
Net Increase in Net Assets from Capital Share Transactions	1,985,951	32,196,661
Total Increase in Net Assets	2,025,420	34,822,015

Net Assets
Beginning of period	—	—
End of period	$2,025,420	$34,822,015

Share Transactions
Shares sold	80,000	1,420,000
Shares redeemed	—	(180,000)
Net Increase (Decrease) in Shares Outstanding	80,000	1,240,000

(a)	For the period March 20, 2024 (commencement of operations) to May 31, 2024.

(b)	For the period December 20, 2023 (commencement of operations) to May 31, 2024.

See accompanying notes to financial statements.

BANCREEK INTERNATIONAL LARGE CAP ETF
FINANCIAL HIGHLIGHTS

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Period Ended
	May 31, 2024(a)
	(Unaudited)

Net asset value, beginning of period	$25.03

Investment operations:
Net investment income (b)	0.20
Net realized and unrealized gain (loss) on investments	0.09
Total from investment operations	0.29

Net asset value, end of period	$25.32

Total return (c)	1.16	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,025
Ratio of expenses to:
average net assets, before fee waiver	0.90	% (e)
average net assets, after fee waiver	0.80	% (e)
Ratio of net investment income to average net assets (f)	4.03	% (e)
Portfolio turnover rate(g)	8	% (d)

(a)	For the period March 20, 2024 (commencement of operations) to May 31, 2024.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

BANCREEK U.S. LARGE CAP ETF
FINANCIAL HIGHLIGHTS

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Period Ended
	May 31, 2024(a)
	(Unaudited)

Net asset value, beginning of period	$24.72

Investment operations:
Net investment income (b)	0.04
Net realized and unrealized gain (loss) on investments	3.34
Total from investment operations	3.38

Less distributions to shareholders from:
Net investment income	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$28.08

Total return (c)	13.68	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$34,822
Ratio of expenses to:
average net assets, before fee waiver	0.80	% (e)
average net assets, after fee waiver	0.70	% (e)
Ratio of net investment income to average net assets (f)	0.33	% (e)
Portfolio turnover rate(g)	22	% (d)

(a)	For the period December 20, 2023 (commencement of operations) to May 31, 2024.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

BANCREEK ETFs	May 31, 2024
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – ORGANIZATION

The Bancreek International Large Cap ETF and Bancreek U.S. Large Cap ETF (each a “Fund” and collectively the “Funds”) are each a diversified series of Exchange Listed Funds Trust (the “Trust”), a trust organized under the laws of the State of Delaware on April 4, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bancreek International Large Cap ETF’s investment objective is to seek long-term capital appreciation. The Bancreek U.S. Large Cap ETF’s investment objective is to seek long-term capital appreciation. The Bancreek International Large Cap ETF commenced operations on March 20, 2024 and the Bancreek U.S. Large Cap ETF commenced operations on December 20, 2023.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are inconformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(b) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or(ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

BANCREEK ETFs	May 31, 2024
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of May 31, 2024 for the Funds’ investments measured at fair value:

Bancreek International Large Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$2,015,194	$—	$—	$2,015,194
Total	$2,015,194	$—	$—	$2,015,194

Bancreek U.S. Large Cap ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$34,759,775	$—	$—	$34,759,775
Total	$34,759,775	$—	$—	$34,759,775

*	Please refer to the Schedule of Investments for detailed classifications.

(c) Investment Transactions and Related Income

Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

(d) Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

BANCREEK ETFs	May 31, 2024
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(e) Distributions to Shareholders

The Bancreek International Large Cap ETF and the Bancreek U.S. Large Cap ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

(f) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of May 31, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

Note 3 – INVESTMENT TRANSACTIONS

For the period ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments and U.S. government securities, amounted to the following:

Fund	Purchases	Sales
Bancreek International Large Cap ETF	$2,126,560	$137,629
Bancreek U.S. Large Cap ETF	5,592,233	5,912,046

For the period ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

Fund	Purchases	Sales
Bancreek International Large Cap ETF	$—	$—
Bancreek U.S. Large Cap ETF	37,206,386	4,738,152

BANCREEK ETFs	May 31, 2024
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 4 – INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

(a)	Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.90% for Bancreek International Large Cap ETF and 0.80% for Bancreek U.S. Large Cap ETF of each fund’s average net assets.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Funds (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.80% of the Fund’s average daily net assets through at least March 11, 2025 for Bancreek International Large Cap ETF, and 0.70% of the Fund’s average daily net assets through at least December 18, 2024 for Bancreek U.S. Large Cap ETF, unless earlier terminated by the Board of the Trust for any reason at any time.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Bancreek Capital Advisors, LLC (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

BANCREEK ETFs	May 31, 2024
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(d) Other Servicing Agreements

Ultimus Fund Services, LLC provides administration and fund accounting services to the Trust pursuant to separate servicing agreements. Brown Brothers Harriman & Co. serves as each fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

Note 5 – CAPITAL SHARE TRANSACTIONS

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transaction costs.

BANCREEK ETFs	May 31, 2024
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable Charge
Fund	Cash Purchases	for Cash Purchases*
Bancreek International Large Cap ETF	$600	2.00%
Bancreek U.S. Large Cap ETF	$200	2.00%

*	As a percentage of the amount invested.

Note 6 – PRINCIPAL RISKS

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Trading Risk – Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

BANCREEK ETFs	May 31, 2024
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Foreign Securities Risk – Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, a fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Sector Focus Risk – Each Fund’s sector exposure is expected to vary over time, a Fund may have a significant portion of its assets in one or more sectors from time to time. When a Fund has significant exposure to a particular sector, it will be more susceptible to the risks affecting that sector.

Industrials Sector Risk – Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

BANCREEK ETFs	May 31, 2024
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 7 – TAX INFORMATION

At May 31, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Bancreek International Large Cap ETF	$1,988,352	$82,578	$(55,736)	$26,842
Bancreek U.S. Large Cap ETF	32,624,017	2,755,223	(619,465)	2,135,758

Note 8 – RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

BANCREEK ETFs	May 31, 2024
EXPENSE EXAMPLE (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Bancreek International Large Cap ETF

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	3/20/24	5/31/24	Ratio	3/20/24-5/31/2024*
Actual*	$1,000.00	$1,011.60	0.80%	$1.58

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	12/1/23	5/31/24	Ratio	12/1/23-5/31/2024*
Hypothetical**
(5% return before expenses)	$1,000.00	$1,021.00	0.80%	$4.04

BANCREEK ETFs	May 31, 2024
EXPENSE EXAMPLE (Unaudited) (Continued)

Bancreek U.S. Large Cap ETF

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	12/20/23	5/31/24	Ratio	12/20-5/31/2024*
Actual***	$1,000.00	$1,136.80	0.70%	$3.33

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	12/1/23	5/31/24	Ratio	12/1/23-5/31/2024*
Hypothetical**
(5% return before expenses)	$1,000.00	$1,021.50	0.70%	$3.54

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (72), divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183), divided by the number of days in the fiscal year (366).

***	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (163), divided by the number of days in the fiscal year (366).

BANCREEK ETFs	May 31, 2024
SUPPLEMENTAL INFORMATION (Unaudited)

BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT – BCUS

At a meeting held on December 5, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the following agreements (together, the “Agreements”) with respect to the Bancreek U.S. Large Cap ETF (“BCUS” or the “Fund”):

●	the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund; and

●	the sub-advisory agreement between ETC and Bancreek Capital Advisors, LLC (“Bancreek”) pursuant to which Bancreek provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and Bancreek are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from ETC and Bancreek and, at the Meeting, representatives from ETC presented additional information to help the Board evaluate the Agreements. Among other things, the Board was provided an overview of ETC’s and Bancreek’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Bancreek. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services to be provided by ETC and Bancreek; (ii) ETC and Bancreek’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC, Bancreek or their affiliates; (iii) comparative fee and expense data; (iv) the proposed fee waiver; (v) the extent to which the advisory fee for BCUS reflects economies of scale to be shared with shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services . The Independent Trustees reviewed materials provided by ETC and Bancreek at this Meeting related to the Agreements with respect to BCUS and information provided by ETC and Bancreek in the ordinary course of business throughout the year, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that perform services for BCUS and their background and experience; a review of the financial condition of ETC; information regarding risk management processes and liquidity management; the compliance policies and procedures of ETC and Bancreek; and an independent report prepared by ISS analyzing the estimated fees and expenses of BCUS as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to BCUS, the Board considered ETC and Bancreek’s specific responsibilities in all aspects of the day-to-day management of BCUS. The Board noted that ETC and Bancreek’s responsibilities would include, among other things, implementing and maintaining BCUS’s portfolio consistent with the strategies described in BCUS’s prospectus, trading portfolio securities and other investment instruments on behalf of BCUS, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Fund, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to BCUS. The Board noted that it had been provided ETC and Bancreek’s registration forms on Form ADV and ETC and Bancreek’s responses to a detailed series of questions, which included a description of ETC and Bancreek’s operations, services, personnel,

BANCREEK ETFs	May 31, 2024
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC and Bancreek’s investment personnel, the quality of ETC and Bancreek’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and Bancreek has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust.

The Board also considered services to be provided to BCUS by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for BCUS to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to BCUS’s business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for BCUS’s shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. The Independent Trustees also considered the significant risks assumed by ETC in connection with the services provided to BCUS, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to BCUS by ETC.

Performance. Because BCUS is new and has not commenced operations, the Board noted that there were no historical performance records to consider. The Board considered backtested performance data of the Bancreek Core U.S. strategy and found that the results were not unreasonable.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC and Bancreek for their services to BCUS under the Agreements. The Board reviewed the report provided by ISS, an independent third party, comparing BCUS’s advisory fee to those paid by a group of peer funds. The Board found that BCUS’s proposed fee was greater than the median of the peer group but within the range of other fees in the peer group. The Board also considered that ETC has contractually agreed for one year to waive its fees and reimburse expenses for the Fund to ensure that the total operating expenses of the Fund do not exceed 0.70% of average Fund net assets (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses). The Board took into consideration that the advisory fee is a “unitary fee,” meaning that BCUS would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest.

The Board considered that the sub-advisory fees are paid by ETC, not the Fund, and that the sub-advisory fee reflected an arm’s length negotiation between ETC and Bancreek. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Bancreek given the work performed by each firm. The Board noted that ETC will be responsible for compensating BCUS’s other service providers and paying BCUS’s other expenses out of its own fee and resources and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC and Bancreek in providing advisory services, evaluated the compensation and benefits to be received by ETC and Bancreek from their relationship with BCUS, and reviewed a profitability analysis from ETC and Bancreek with respect to BCUS. The Board considered the risks borne by ETC and Bancreek associated with providing services to BCUS, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of BCUS. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of BCUS as assets grow in size, noting however that for the initial term of the Agreements with respect to BCUS that the Fund was not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time, however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion. The Board, having requested and received such information from ETC and Bancreek as it believed reasonably necessary to evaluate the terms of the Agreements and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, was fair and reasonable to BCUS. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreements was in the best interests of BCUS and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of BCUS; rather, the Board based its determination on the total mix on information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

BANCREEK ETFs	May 31, 2024
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

BOARD CONSIDERATION OF INITIAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT – BCIL

At a meeting held on March 1, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered the initial approval of the following agreements (together, the “Agreements”) with respect to the Bancreek International Large Cap ETF (“BCIL” or the “Fund”):

●	the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund; and

●	the sub-advisory agreement between ETC and Bancreek Capital Advisors, LLC (“Bancreek”) pursuant to which Bancreek provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and Bancreek are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from ETC and Bancreek and, at the Meeting, representatives from ETC presented additional information to help the Board evaluate the Agreements. Among other things, the Board was provided an overview of ETC’s and Bancreek’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Bancreek. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services to be provided by ETC and Bancreek; (ii) ETC and Bancreek’s expected costs of the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC, Bancreek or their affiliates; (iii) comparative fee and expense data; (iv) the proposed fee waiver; (v) the extent to which the advisory fee for BCIL reflects economies of scale to be shared with shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC and Bancreek at the Meeting related to the Agreements with respect to BCIL, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that perform services for BCIL and their background and experience; a review of the financial condition of ETC; information regarding risk management processes and liquidity management; the respective compliance policies and procedures of ETC and Bancreek; and an independent report prepared by ISS analyzing the unitary to be paid by BCIL and its estimated total expense ratio as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to BCIL, the Board considered ETC’s and Bancreek’s specific responsibilities in all aspects of the day-to-day management of BCIL. The Board noted that ETC’s and Bancreek’s responsibilities would include, among other things, implementing and maintaining BCIL’s portfolio consistent with the strategies described in BCIL’s prospectus, trading portfolio securities and other investment instruments on behalf of BCIL, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Fund, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to BCIL. The Board noted that it had been provided ETC’s and Bancreek’s registration forms on Form ADV and ETC’s and Bancreek’s responses to a detailed series of questions, which included a description of ETC’s and Bancreek’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such

BANCREEK ETFs	May 31, 2024
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Bancreek’s investment personnel, the quality of ETC’s and Bancreek’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC and Bancreek each has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust.

The Board also considered services to be provided to BCIL by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for BCIL to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to BCIL’s business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for BCIL’s shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to BCIL by ETC.

Performance. Because BCIL is new and has not commenced operations, the Board noted that there were no historical performance records to consider. The Board considered backtested performance data of the Bancreek International strategy and found that the results were not unreasonable.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC and Bancreek for their respective services to BCIL under the Agreements. The Board reviewed the report provided by ISS, an independent third party, comparing BCIL’s advisory fee to those paid by a group of peer funds. The Board found that BCIL’s proposed fee was greater than the median of the peer group but within the range of other fees in the peer group. The Board also considered that ETC has contractually agreed for one year to waive its fees and reimburse expenses for the Fund to ensure that the total net operating expenses of the Fund do not exceed 0.80% of average Fund net assets (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses). The Board took into consideration that the advisory fee is a “unitary fee,” meaning that BCIL would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest.

The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the sub-advisory fee reflected an arm’s length negotiation between ETC and Bancreek. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Bancreek given the work performed by each firm. The Board noted that ETC under the unitary fee arrangement will be responsible for compensating BCIL’s other service providers and paying BCIL’s other expenses out of its own fee and resources and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC and Bancreek in providing advisory services, evaluated the compensation and benefits to be received by ETC and Bancreek from their relationship with BCIL, and reviewed a profitability analysis from ETC and Bancreek with respect to BCIL. The Board considered the risks borne by ETC and Bancreek associated with providing services to BCIL, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of BCIL. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of BCIL as assets grow in size, noting however that for the initial term of the Agreements with respect to BCIL that the Fund was not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time, however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion. The Board, having requested and received such information from ETC and Bancreek as it believed reasonably necessary to evaluate the terms of the Agreements and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, was fair and reasonable to BCIL. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreements was in the best interests of BCIL and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of BCIL; rather, the Board based its determination on the total mix on information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser:

Bancreek Capital Advisors, LLC
401 Wilshire Boulevard, Suite 1200
Santa Monica, California 90401

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ Statements of Additional Information, which is available without charge by visiting the Funds’ website at www.bancreekETFs.com or the SEC’s website at www.sec.gov or by calling toll-free 833-442-3223.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free 833-442-3223 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.bancreekETFs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b) Not applicable.

ITEM 2. CODE OF ETHICS. Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

(a)Schedule of investments in securities included under Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable

(a)(3) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3)(1) Not applicable for open-end management investment companies.

(a)(3)(2) Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Listed Funds Trust

By J. Garrett Stevens	/s/ J. Garrett Stevens
President/Principal Executive Officer
Date: July 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By J. Garrett Stevens	/s/ J. Garrett Stevens
President/Principal Executive Officer
Date: July 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher W. Roleke	/s/ Christopher W. Roleke
Principal Financial Officer
Date: July 19, 2024